Prepaid and Other Current Assets - Summary Of Prepaid and Other Current Assets (Detail) (USD $)	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Prepaid and other current assets
Refundable facility deposits		$ 15,000	$ 13,000
Prepaid expenses		238,000	363,000
Other		4,000	11,000
Total	311,000	257,000	387,000
Cortelco Systems Holding Corp [Member]
Prepaid and other current assets
Refundable facility deposits		15,000	13,000
Prepaid expenses		212,000	340,000
Other		4,000	10,000
Total	$ 267,000	$ 231,000	$ 363,000